Cash Flow Information - Schedule of Non-cash Investing and Financing Activities (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Cash Flow Information
Shares issued in lieu of inventory payment		$ 15,525
Shares issued in lieu of agreed debt	5,701
Shares issued on conversion of debt	1,689
Warrants issued		371
Non-cash investing and financing activities	$ 7,192	$ 15,896